Subsequent events (Details)			1 Months Ended	3 Months Ended
	Jan. 30, 2022 $ / shares shares	Oct. 15, 2021 shares	Jan. 28, 2022 shares	Jan. 31, 2022 shares	Dec. 27, 2021 $ / shares	Dec. 13, 2021 USD ($) shares	Sep. 29, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $						$ 50,000,000
Common stock, shares subscribed (in shares)						4,416,960
Redemption price of warrants (in dollars per share) | $ / shares	$ 0.1				$ 0.1
Shares issued per warrant					0.253
Number of warrants exercised (in shares)	9,678	2,082	7,596	9,578
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Number of warrants unexercised (in shares)	449,665
Koch Strategic Platforms Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Issuance of convertible notes | $							$ 100,000,000
LG Chem, Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $						$ 25,000,000
Common stock, shares subscribed (in shares)						2,208,480
LG Energy Solution, Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable | $						$ 25,000,000
Common stock, shares subscribed (in shares)						2,208,480